Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 23,435	$ 3,211	¥ 1,927
Restricted cash		1,239	170	34,312
Accounts receivable		10,374	1,421	15,748
Inventories		9,872	1,352	5,439
Advance to suppliers		9,466	1,297	10,816
Other current assets		29,032	3,977	94,813
Total current assets		105,075	14,395	163,197
Non-current assets:
Property, plant and equipment, net		8,656	1,186	11,764
Intangible assets, net		132	18	201
Operating lease right-of-use assets, net		16,205	2,220	21,656
Long-term investments		134,114	18,374	123,367
Refundable deposit for investment		39,799	5,452	72,774
Other non-current assets		81,733	11,198	36,029
Total non-current assets		280,639	38,448	265,791
Total assets		385,714	52,843	428,988
Current liabilities:
Loan payables		17,972	2,462	14,500
Accounts payable		14,307	1,960	10,231
Accrued expenses and other liabilities		13,281	1,819	35,231
Income tax payables		5,169	708	5,201
Advances from customers		1,086	149	2,537
Operating lease liabilities – current		1,843	252	1,750
Total current liabilities		56,897	7,794	74,881
Non-current liabilities:
Operating lease liabilities – non-current		4,137	567	5,980
Bank borrowings		3,700	507
Total non-current liabilities		7,837	1,074	5,980
Total liabilities		64,734	8,868	80,861
Commitments and contingencies				3,507
Shareholders’ equity:
Ordinary shares	[1]
Additional paid-in capital		512,568	70,222	479,400
Translation reserve				446
Accumulated deficit		(221,098)	(30,290)	(173,176)
Total U POWER LIMITED’s shareholders’ equity		291,470	39,932	306,670
Non-controlling interests		29,510	4,043	37,950
Total equity		320,980	43,975	344,620
Total liabilities and equity		385,714	52,843	428,988
Related Party
Current assets:
Amount due from related parties		21,657	2,967	142
Current liabilities:
Amount due to related parties		3,239	444	5,431
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. During fiscal year 2024, the Company had issued 213,504,800 Ordinary Shares. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 3,378,188 as of December 31, 2024.